SAVINGS PLAN, PENSION AND POST-RETIREMENT BENEFITS - Summary of Amounts Recognized in Respect to Pension Plans and Other Post-retirement Benefit Plans - 10K (Details) - USD ($) $ in Millions	Jun. 30, 2016	Dec. 31, 2015		Dec. 31, 2014
Defined Benefit Plan Disclosure [Line Items]
Other long-term assets	$ 89.4	$ 84.1	[1]	$ 113.3
Accrued expenses and other	(233.2)	(272.4)	[1]	(273.3)
Pension and other post-retirement benefit liabilities	$ (178.2)	(185.3)	[1]	(200.9)
Accumulated other comprehensive loss, gross		260.8
Income tax (benefit) expense		(42.0)
Portion allocated to Revlon Holdings		(1.1)
Accumulated other comprehensive loss, net		217.7
Pension Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other long-term assets		3.6		0.8
Accrued expenses and other		(6.0)		(6.1)
Pension and other post-retirement benefit liabilities		(173.1)		(188.7)
Total liability		(175.5)		(194.0)
Accumulated other comprehensive loss, gross		258.0		277.6
Income tax (benefit) expense		(41.9)		(43.7)
Portion allocated to Revlon Holdings		(0.9)		(1.0)
Accumulated other comprehensive loss, net		215.2		232.9
Other Post-Retirement Benefit Plans [Member]
Defined Benefit Plan Disclosure [Line Items]
Other long-term assets		0.0		0.0
Accrued expenses and other		(0.8)		(0.7)
Pension and other post-retirement benefit liabilities		(12.2)		(12.2)
Total liability		(13.0)		(12.9)
Accumulated other comprehensive loss, gross		2.8		2.5
Income tax (benefit) expense		(0.1)		0.1
Portion allocated to Revlon Holdings		(0.2)		(0.2)
Accumulated other comprehensive loss, net		$ 2.5		$ 2.4

[1]	Adjusted as a result of the adoption of certain accounting pronouncements beginning on January 1, 2016. See Note 1, "Description of Business and Summary of Significant Accounting Policies - Recently Adopted Accounting Pronouncements" for details of these adjustments.